Credit Facility (Details) - Schedule of credit facility - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Credit Facility [Abstract]
Revolving credit facility		$ 60,000
Interest payable on revolving credit facility		2
Total credit facility		$ 60,002